Impairment of property, plant and equipment, goodwill, and other intangible assets - Impairment summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment losses
Goodwill	$ 635	$ 361	$ 167
Intangible assets other than goodwill	130	153	4
Property, plant and equipment	8,182	1,799	3,894
Total	8,947	2,313	4,065
Impairment reversals
Intangible assets other than goodwill	135	0	0
Property, plant and equipment	627	6,177	214
Total	762	6,177	214
Upstream
Impairment losses
Property, plant and equipment		320
Impairment reversals
Property, plant and equipment	203	2,504
Exploration and production
Impairment losses
Property, plant and equipment	4,820	868	1,533
Impairment reversals
Property, plant and equipment	528	5,954	213
Exploration and production | Upstream
Impairment losses
Property, plant and equipment	1,348		373
Manufacturing, supply and distribution
Impairment losses
Property, plant and equipment	2,785	474	2,340
Impairment reversals
Property, plant and equipment	91	72	0
Other
Impairment losses
Property, plant and equipment	577	457	21
Impairment reversals
Property, plant and equipment	8	$ 151	$ 1
Other | Marketing
Impairment losses
Property, plant and equipment	$ 292